Supplemental Oil and Gas Information (Unaudited) - Summary of Future Net Cash Flows Related to Proved Oil and Gas Reserves (Parenthetical) (Details)	Dec. 31, 2024	Dec. 31, 2023
Discount Rate
Oil and Gas, Standardized Measure, Discounted Future Net Cash Flow [Line Items]
Alternative investment, measurement input	0.10	0.10